COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended
	May 02, 2021	Apr. 29, 2021	Mar. 31, 2024	May 01, 2021
COMMITMENTS AND CONTINGENCIES
Operating lease ROU asset			$ 501,459	$ 501,459
Description of commencing of lease		the Company entered into a 120-month lease for its warehouse at $5,000 per month commencing June 1, 2021 and maturing May 31, 2031	the Company entered into a 120-month lease for its warehouse at $5,000 per month commencing June 1, 2021
Rent Income	$ 200	$ 5,000	$ 5,000
Operating lease ROU liability			$ 501,459	$ 501,459